UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6264

        Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:          3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	March 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.4% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	Baa3	$786,848
690	5.125%, 1/01/37	1/15 at 100.00	Baa3	692,360

1,490	Total Consumer Discretionary			1,479,208

	Consumer Staples – 6.0% (3.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
8,380	5.750%, 6/01/32	6/12 at 100.00	BBB	8,711,596
3,000	6.000%, 6/01/37	6/12 at 100.00	BBB	3,148,350
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
3,200	6.125%, 6/01/24	6/13 at 100.00	BBB	3,457,312
2,625	6.375%, 6/01/32	6/13 at 100.00	BBB	2,858,888

17,205	Total Consumer Staples			18,176,146

	Education and Civic Organizations – 21.8% (14.2% of Total Investments)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R	2,628,025
	Project, Series 2002, 6.000%, 9/15/27
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	AAA	1,047,490
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	A	2,041,520
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	531,095
	Series 2004C, 5.500%, 7/01/23
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D,	7/13 at 100.00	AAA	1,610,550
	5.250%, 7/01/20 – FGIC Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	2,010,451
	5.000%, 7/01/30 – MBIA Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	1,589,895
	2004L, 5.125%, 7/01/22 – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,225	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	1,308,116
2,850	5.000%, 7/01/18 – FGIC Insured	7/15 at 100.00	AAA	3,026,472
1,460	5.000%, 7/01/32 – FGIC Insured	7/15 at 100.00	AAA	1,522,503
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	AAA	2,061,500
	2002A, 5.000%, 7/01/32 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2001G:
1,000	5.250%, 7/01/20 – MBIA Insured	7/11 at 100.00	AAA	1,060,300
1,945	5.250%, 7/01/21 – MBIA Insured	7/11 at 100.00	AAA	2,057,090
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
2,285	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	AAA	2,407,042
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	AAA	1,324,739
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	AAA	2,582,790
2,060	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	AAA	1,987,529
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2001D,	7/11 at 100.00	AAA	1,029,960
	5.000%, 7/01/31 – AMBAC Insured
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	AAA	1,587,212
	5.000%, 7/01/16 – FGIC Insured
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	AA	656,836
	5.500%, 7/01/23 – RAAI Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	AAA	1,374,321
	5.125%, 7/01/21 – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,000	5.000%, 7/01/15 – MBIA Insured	7/14 at 100.00	AAA	1,065,640
1,195	5.000%, 7/01/20 – MBIA Insured	7/14 at 100.00	AAA	1,256,315
1,875	5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	1,960,594
	New Jersey Educational Facilities Authority, Revenue Bonds, St. Peter’s College, Series 1998B:
1,000	5.375%, 7/01/18	7/08 at 102.00	BB+	1,003,680
1,750	5.500%, 7/01/27	7/08 at 102.00	BB+	1,744,400
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AAA	1,517,745
	Series 2004A, 5.125%, 7/01/21 – FGIC Insured
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,084,031
	2002A, 5.000%, 7/01/17 – RAAI Insured
3,640	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class	6/07 at 102.00	AAA	3,676,910
	Loan Program, Series 1997A, 5.800%, 6/01/16 – MBIA Insured (Alternative Minimum Tax)
2,740	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	2,752,823
	6.125%, 6/01/17 – MBIA Insured (Alternative Minimum Tax)
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	4,346,084
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child
	Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	AAA	2,046,315
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	AAA	1,430,225
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	AAA	2,185,407
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	AAA	4,312,400

63,255	Total Education and Civic Organizations			65,828,005

	Financials – 1.8% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	5,432,200
	Project, Series 2002, 5.750%, 10/01/21

	Health Care – 19.2% (12.5% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series
	2004A:
200	5.000%, 2/15/25	2/15 at 100.00	BBB	201,056
1,000	5.750%, 2/15/34	8/14 at 100.00	BBB	1,048,220
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	AAA	5,867,703
	Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	414,184
	Hospital, Series 2005A, 5.500%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	623,426
	Center, Series 2006, 5.125%, 7/01/35
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,160,170
	Obligated Group, Series 2001, 5.500%, 7/01/21
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	3,668,105
	Obligated Group, Series 1999, 5.250%, 7/01/29 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
3,850	5.750%, 7/01/25	7/10 at 100.00	A2	4,078,998
2,000	5.750%, 7/01/31	7/10 at 100.00	A2	2,118,960
2,600	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	AA	2,657,772
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
5,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	5,312,110
	Hospital Obligated Group, Series 2000, 5.375%, 7/01/31 – AMBAC Insured
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	3,371,874
	Series 2003, 5.500%, 7/01/33
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	Baa1	8,396,130
	System, Series 2002, 5.875%, 7/01/21
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	AA	1,791,975
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	BBB+	2,193,040
	Hospital, Series 2000A, 6.875%, 7/01/20
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	AA	3,213,908
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
4,320	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	7/08 at 101.00	Aaa	4,400,698
	Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 –
	MBIA Insured
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB–	1,551,300
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27
3,835	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	4,037,143
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30

55,595	Total Health Care			58,106,772

	Housing/Multifamily – 2.8% (1.8% of Total Investments)
890	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	4/06 at 100.00	N/R	895,118
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
4,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/06 at 102.00	AAA	4,594,365
	1996A, 6.250%, 5/01/28 – AMBAC Insured (Alternative Minimum Tax)
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/09 at 102.00	Aaa	2,898,956
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)

8,133	Total Housing/Multifamily			8,388,439

	Housing/Single Family – 3.9% (2.5% of Total Investments)
3,545	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/07 at 101.50	AAA	3,643,976
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
2,745	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	AAA	2,769,787
	2000CC, 5.875%, 10/01/31 – MBIA Insured (Alternative Minimum Tax)
2,595	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,664,027
	Bonds, Series 2001A, 5.200%, 12/01/33
2,590	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,655,967
	Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)

11,475	Total Housing/Single Family			11,733,757

	Long-Term Care – 2.9% (1.9% of Total Investments)
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	1,199,003
	Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,895	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/11 at 103.00	Aaa	3,050,085
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A+	645,635
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 102.00	A+	1,158,388
	Jersey, Series 2002, 5.250%, 6/01/32
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good
	Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 – RAAI Insured	7/11 at 100.00	AA	1,028,040
1,500	5.200%, 7/01/31 – RAAI Insured	7/11 at 100.00	AA	1,545,885

8,215	Total Long-Term Care			8,627,036

	Tax Obligation/General – 13.6% (8.9% of Total Investments)
	Clifton, New Jersey, General Obligation Bonds, Series 2002:
1,700	5.000%, 1/15/21 – FGIC Insured	1/11 at 100.00	AAA	1,770,006
1,625	5.000%, 1/15/22 – FGIC Insured	1/11 at 100.00	AAA	1,693,153
1,000	Essex County, New Jersey, General Obligation Refunding Bonds, Series 1996A-1, 5.000%, 11/15/11 –	11/07 at 101.00	Aaa	1,029,270
	FGIC Insured
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC	9/16 at 100.00	AAA	4,541,187
	Insured
3,000	Jersey City, New Jersey, General Obligation Improvement Bonds, Series 2002A, 5.250%, 3/01/13 –	No Opt. Call	AAA	3,238,080
	AMBAC Insured
1,735	Jersey City, New Jersey, General Obligation Public Improvement Bonds, Series 2003B, 5.000%,	9/11 at 102.00	AAA	1,827,129
	9/01/20 – FSA Insured
1,420	Lenape Regional High School District, Burlington County, New Jersey, General Obligation Bonds,	No Opt. Call	Aaa	1,523,944
	Series 2004, 5.000%, 4/01/14 – FGIC Insured
	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding School Bonds,
	Series 2001:
4,725	5.000%, 8/01/22 – FSA Insured	8/10 at 100.00	AAA	4,918,300
1,500	5.000%, 8/01/27 – FSA Insured	8/10 at 100.00	AAA	1,549,890
5,000	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/11	No Opt. Call	AA	5,490,150
1,200	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 – AMBAC Insured	No Opt. Call	AAA	1,311,660
2,040	Ocean City Board of Education, Cape May County, New Jersey, General Obligation Bonds, Series	4/16 at 100.00	Aaa	2,162,747
	2005, 5.000%, 4/01/20 – MBIA Insured
	Sayreville School District, Middlesex County, New Jersey, General Obligation Bonds, Series 2002:
1,470	5.000%, 3/01/24 – FGIC Insured	3/12 at 100.00	AAA	1,528,109
1,545	5.000%, 3/01/25 – FGIC Insured	3/12 at 100.00	AAA	1,604,266
1,285	Tinton Falls Board of Education, Monmouth County, New Jersey, General Obligation Bonds, Series	10/14 at 100.00	Aaa	1,375,528
	2004, 5.000%, 10/15/15 – FSA Insured
1,745	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	1/16 at 100.00	Aaa	1,846,332
	Series 2005, 5.000%, 1/01/19 – FSA Insured
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	Aaa	1,801,996
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	Aaa	1,945,773

38,845	Total Tax Obligation/General			41,157,520

	Tax Obligation/Limited – 26.9% (17.5% of Total Investments)
3,320	Atlantic County Improvement Authority, New Jersey, Egg Harbor Township Golf Corporation	11/10 at 100.00	Aaa	3,516,345
	Township Guaranteed Revenue Bonds, Series 2000, 5.400%, 11/01/30 – AMBAC Insured
	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County
	Administration Complex Project, Series 2003:
1,795	5.000%, 11/15/17	11/13 at 100.00	Aaa	1,914,744
2,000	5.000%, 11/15/18	11/13 at 100.00	Aaa	2,128,780
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,929,674
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
2,225	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	10/13 at 100.00	Aaa	2,307,347
	Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 – FGIC Insured
10,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	10,653,899
	12/15/12 – FSA Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	2,891,680
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,100	5.000%, 9/01/18 – MBIA Insured	9/15 at 100.00	AAA	1,164,746
1,000	5.000%, 9/01/21 – MBIA Insured	9/15 at 100.00	AAA	1,051,720
1,420	5.000%, 9/01/22 – MBIA Insured	9/15 at 100.00	AAA	1,491,199
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AAA	1,137,764
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	2,618,526
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	No Opt. Call	Aaa	1,528,377
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,079,880
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,151,080
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,072,020
4,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	BBB	4,198,200
	6/15/34
1,850	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AAA	1,924,833
	Series 2005C, 5.000%, 3/01/27 – FSA Insured
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	7,555,660
	2004A, 5.250%, 7/01/15 – MBIA Insured
1,925	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	9/15 at 100.00	AAA	2,043,388
	2005N-1, 5.000%, 9/01/17 – AMBAC Insured
4,815	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	AAA	5,252,395
	5.250%, 12/15/14 – FGIC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	9/12 at 100.00	AAA	2,140,760
	Improvement Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 – AMBAC Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,569,600
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
2,885	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/15 at 100.00	AAA	3,050,368
	Human Services – Greystone Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 – AMBAC
	Insured
3,405	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	AAA	3,579,064
	FGIC Insured
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	7,371,560
	5.000%, 6/15/19 – FSA Insured
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aaa	1,682,525
	Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	1,284,098
	2006A, 4.500%, 7/01/36 – CIFG Insured

76,665	Total Tax Obligation/Limited			81,290,232

	Transportation – 26.4% (17.2% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	2,407,747
	5.250%, 6/01/20 – MBIA Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	AAA	2,094,380
4,050	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AAA	4,238,122
1,500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	1,567,455
2,500	5.000%, 1/01/28 – MBIA Insured	1/15 at 100.00	AAA	2,608,725
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,	1/10 at 100.00	AAA	3,731,175
	5.750%, 1/01/22 – FSA Insured
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/12 at 100.00	AAA	3,109,628
	District Project, Series 2001A, 5.200%, 1/01/27 – FSA Insured
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	5/06 at 100.00	CCC	2,841,300
	7.100%, 11/01/31 (Alternative Minimum Tax)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
495	6.500%, 1/01/16	No Opt. Call	A	570,161
160	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	185,003
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	10,018,794
4,660	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 – FSA Insured	1/15 at 100.00	AAA	4,845,468
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	1,332,150
	5.250%, 1/01/21 – MBIA Insured
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	7,341,670
	Series 2005, 5.000%, 12/01/28 – XLCA Insured
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Twenty-Fifth Series 2002:
2,280	5.000%, 10/15/26 – FSA Insured	4/12 at 101.00	AAA	2,373,662
5,000	5.000%, 4/15/32 – FSA Insured	4/12 at 101.00	AAA	5,188,400
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	4,031,475
6,605	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	12/07 at 102.00	AAA	6,933,269
12,130	5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	12/07 at 100.00	AAA	12,505,055
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	1/13 at 100.00	A	2,053,340
	2002K, 5.100%, 1/01/33

76,340	Total Transportation			79,976,979

	U.S. Guaranteed – 15.6% (10.2% of Total Investments) (4)
3,275	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2000A,	1/10 at 101.00	AAA	3,541,782
	5.750%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured
	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,
	Series 2003A:
2,000	5.250%, 11/01/19 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	2,178,180
3,000	5.000%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	3,218,400
3,365	5.000%, 11/01/21 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	3,609,972
5,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2002C,	6/12 at 100.00	AAA	5,325,500
	5.000%, 6/15/20 (Pre-refunded 6/15/12) – MBIA Insured
3,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	3,257,010
	5.250%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured
5,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AAA	6,029,818
	5.000%, 12/15/21 (Pre-refunded 12/15/11) – MBIA Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
3,000	5.500%, 6/15/17 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	3,307,710
3,000	5.500%, 6/15/18 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	3,303,750
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	197,866
55	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	64,016
2,505	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,915,620
760	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	882,877
7,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	8,052,300
	5.500%, 10/01/34 (ETM)
1,230	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	1,313,775
	(Pre-refunded 7/01/11) – FSA Insured

43,530	Total U.S. Guaranteed			47,198,576

	Utilities – 4.5% (2.9% of Total Investments)
3,500	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	6/06 at 100.00	Baa3	3,548,160
	Resource Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative Minimum
	Tax)
1,730	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	6/06 at 100.00	Baa3	1,753,805
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum
	Tax)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AAA	2,182,574
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
400	New Jersey Economic Development Authority, Pollution Control Revenue Bonds, Jersey Central	7/06 at 100.50	Baa3	409,204
	Power and Light Company, Series 1985, 7.100%, 7/01/15
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	4/12 at 101.00	Baa1	2,649,675
	Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative Minimum
	Tax)
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds,	6/08 at 101.00	AAA	3,043,140
	Ogden Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 – AMBAC Insured (Alternative
	Minimum Tax)

13,185	Total Utilities			13,586,558

	Water and Sewer – 7.7% (5.0% of Total Investments)
3,000	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds,	7/08 at 102.00	AAA	3,102,750
	Series 2001A-2, 5.200%, 7/15/21 – FGIC Insured (Alternative Minimum Tax)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds, Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	Aaa	1,850,853
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	Aaa	1,940,751
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	Aaa	1,057,490
7,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	5/06 at 102.00	Aaa	7,762,425
	Company, Series 1996, 6.000%, 5/01/36 – FGIC Insured (Alternative Minimum Tax)
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	Aaa	3,210,750
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	Aaa	3,209,010
1,250	Ocean County Utilities Authority, New Jersey, Wastewater Revenue Refunding Bonds, Series 2000,	1/11 at 101.00	Aa1	1,310,625
	5.000%, 1/01/18

22,335	Total Water and Sewer			23,444,654

$ 441,268	Total Investments (cost $451,523,848) – 153.5%			464,426,082

	Other Assets Less Liabilities – 0.0%			105,062

	Preferred Shares, at Liquidation Value – (53.5)%			(162,000,000)

	Net Assets Applicable to Common Shares – 100%			$302,531,144

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $451,509,808.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$15,017,413
Depreciation	(2,101,139)

Net unrealized appreciation (depreciation) of investments	$12,916,274

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2006

* Print the name and title of each signing officer under his or her signature.